UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    D. Gregory Parkinson
Address: 5068 W Plano Parkway Suite 277

         Plano, TX  75093

13F File Number:  28-06705

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:
Title:
Phone:

Signature, Place, and Date of Signing:

     D. Gregory Parkinson     Plano, TX     November 10, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     68

Form13F Information Table Value Total:     $235,476 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
3M Company                  COM                 604059105      311     4183 SH       SOLE                     4183
Abbott Laboratories         COM                 002824100      335     6900 SH       SOLE                     6900
Altria Group                COM                 718154107      337     4402 SH       SOLE                     4402
American Express            COM                 025816109     2779    49547 SH       SOLE                    49547
Amgen Inc                   COM                               2751    38453 SH       SOLE                    38453
Anheuser-Busch              COM                 035229103    15236   320690 SH       SOLE                   320690
AT&T                        COM                 001957109      246     7565 SH       SOLE                     7565
Bank of America Corp        COM                                557    10393 SH       SOLE                    10393
Bank of New York            COM                 064057102      370    10480 SH       SOLE                    10480
Berkshire Hathaway Class B  COM                 084670207    50413    15883 SH       SOLE                    15883
Biomet Incorporated         COM                 090613100      319     9924 SH       SOLE                     9924
Boeing                      COM                 097023105     1202    15250 SH       SOLE                    15250
BP PLC ADR                  COM                 055622104      552     8410 SH       SOLE                     8410
Bravo! Foods Intl           COM                 105666101       26    50000 SH       SOLE                    50000
Bristol-Myers Squibb        COM                 110122108      290    11650 SH       SOLE                    11650
Cadbury Schweppes Plc       COM                                646    15100 SH       SOLE                    15100
Casavant Int'l Mng Cor      COM                                  0    25600 SH       SOLE                    25600
Central Fund of Canada Cl A COM                 153501101    14937  1776125 SH       SOLE                  1776125
Chevron                     COM                 166764100     2721    41952 SH       SOLE                    41952
cisco Systems               COM                 17275R102      305    13252 SH       SOLE                    13252
Citigroup                   COM                 172967101      417     8400 SH       SOLE                     8400
CMKM Diamonds Inc           COM                 125809103        0  1000000 SH       SOLE                  1000000
Coca Cola                   COM                 191219104    10090   225833 SH       SOLE                   225833
ConocoPhillips              COM                 20825C104     1408    23645 SH       SOLE                    23645
Costco Wholesale            COM                 22160K105     2125    42770 SH       SOLE                    42770
Diageo PLC ADR              COM                                689     9700 SH       SOLE                     9700
Dodge & Cox Stk Fd                                             211     1400 SH       SOLE                     1400
Duke Energy                 COM                 264399106      254     8400 SH       SOLE                     8400
E*Trade Group               COM                 269246104      383    16000 SH       SOLE                    16000
Electronic Data Sys         COM                 285661104     5449   222233 SH       SOLE                   222233
Excelixis Inc               COM                                176    20250 SH       SOLE                    20250
Express Scripts             COM                 302182100      298     3950 SH       SOLE                     3950
Exxon Mobil                 COM                 30231G102    13462   200628 SH       SOLE                   200628
General Electric            COM                 369604103     1004    28443 SH       SOLE                    28443
Home Depot                  COM                 437076102    11847   326640 SH       SOLE                   326640
Honeywell Intl              COM                 438516106      355     8673 SH       SOLE                     8673
Int'l Business Machines     COM                 459200101      749     9141 SH       SOLE                     9141
Johnson & Johnson           COM                 478160104     4723    72736 SH       SOLE                    72736
Kimberly-Clark              COM                 494368103      284     4350 SH       SOLE                     4350
Lilly Eli & Company         COM                 532457108      607    10650 SH       SOLE                    10650
Lowe's Companies            COM                 548661107      860    30660 SH       SOLE                    30660
McDonalds Corp              COM                 580135101     2317    59224 SH       SOLE                    59224
Merck & Co                  COM                 589331107    18455   440458 SH       SOLE                   440458
Montpelier RE               COM                               1489    76775 SH       SOLE                    76775
Moody's Corporation         COM                 615369105      660    10100 SH       SOLE                    10100
Morgan Stanley              COM                                292     4000 SH       SOLE                     4000
Motorola                    COM                 620076109    10535   421415 SH       SOLE                   421415
Pepsico                     COM                 713448108     2044    31316 SH       SOLE                    31316
PetroChina ADR              COM                 71646E100     1981    18400 SH       SOLE                    18400
Pfizer Incorporated         COM                 717081103      520    18328 SH       SOLE                    18328
PNC Financial Services      COM                 693475105     2601    35900 SH       SOLE                    35900
Procter & Gamble            COM                 742718109     5526    89158 SH       SOLE                    89158
Schering CvPfd 6%           COM                 806605606     2702    48610 SH       SOLE                    48610
Schering Plough Corp        COM                 806605101     9437   427202 SH       SOLE                   427202
Schlumberger                COM                 806857108      208     3350 SH       SOLE                     3350
Sonus Networks              COM                                456    86925 SH       SOLE                    86925
Texas Citizens Bank NA      COM                                162    16200 SH       SOLE                    16200
Texas Instruments           COM                 882508104      700    21060 SH       SOLE                    21060
U S Bancorp                 COM                 902973304     5715   172048 SH       SOLE                   172048
USG Corp                    COM                 903293405    10656   226535 SH       SOLE                   226535
Vanguard Intl Eqty Idx                                         233     7000 SH       SOLE                     7000
Vanguard Mid Cap Index Fd                                      229    12273 SH       SOLE                1    2273
Wachovia Corp               COM                 929903102      828    14832 SH       SOLE                    14832
Wachovia DEPs               PFD                                  0    30400 SH       SOLE                    30400
Weingarten Realty           COM                 948741103      267     6200 SH       SOLE                     6200
Wells Fargo & Co            COM                 949746101     6602   182490 SH       SOLE                   182490
Wyeth                       COM                 983024100      224     4400 SH       SOLE                     4400
YUM! Brands                 COM                 895953107      913    17540 SH       SOLE                    17540